Subsequent Event (Details Textual) - USD ($)	Jul. 26, 2017	Jun. 30, 2017	Jun. 30, 2016	Sep. 13, 2014
Dividends Payable, Current		$ 35,000,000	$ 35,000,000	$ 35,000,000
Loss Contingencies Indemnification Balances		$ 3,499,219
Mr. Yan Hong [Member]
Dividends Payable, Current				392,000
Mr. Shen Lei [Member]
Dividends Payable, Current				392,000
Mr. Chao Xin [Member]
Dividends Payable, Current				$ 34,216,000
Subsequent Event [Member]
Loss Contingencies Indemnification Balances	$ 3,499,219